SUBSEQUENT EVENTS (Details) $ in Millions			12 Months Ended
	Mar. 22, 2021 CAD ($) item	Jan. 22, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
SUBSEQUENT EVENTS
Net proceeds from issuance of senior notes				$ 790.7
Financing costs			$ 208.5	$ 200.0	$ 189.2
Issuance of Unsecured Notes [Member] | Senior Notes
SUBSEQUENT EVENTS
Principal amount		$ 650.0
Interest rate		3.125%
Net proceeds from issuance of senior notes		$ 644.1
Financing costs		$ 5.9
Videotron's Network Extension
SUBSEQUENT EVENTS
Additional households | item	37,000
Government grants	$ 258.0